17 Other receivables (Details 1) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Other Receivables
Allowance for the impairment of other receivables, beginning		$ 2,983	$ 162
Increase	[1]	93	2,935
Result from exposure to inflation		(790)	(58)
Recovery		(83)	(56)
Allowance for the impairment of other receivables, ending		$ 2,203	$ 2,983

[1]	As of December 31, 2019, the impairment charge was charged to finance costs, net of the receivable revaluation.